UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10145

Baillie Gifford Funds
(Exact name of registrant as specified in charter)

1 Greenside Row
Edinburgh, Scotland, UK, EH1 3AN
(Address of principal executive offices) (Zip code)

Gareth Griffiths
1 Greenside Row
Edinburgh, Scotland, UK, EH1 3AN
(Name and address of agent for service)

Registrant’s telephone number, including area code:	011-44-131-275-2000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford EAFE Fund

	Shares	Value
COMMON STOCKS — 98.2%

ARGENTINA — 1.5%
MercadoLibre, Inc.	115,435	$39,302,154

AUSTRIA — 1.0%
ams AG *	498,284	28,045,785

BELGIUM — 1.6%
Umicore SA	764,699	42,714,856

CHINA — 17.4%
Alibaba Group Holding Ltd. ADR *	647,751	106,723,455
Baidu, Inc. ADR *	471,113	107,734,121
Ctrip.com International Ltd. ADR *	358,691	13,332,544
Meituan Dianping, Class B *	2,275,900	19,987,369
NIO, Inc. ADR *	2,196,750	15,333,315
Ping An Insurance Group Co. of China Ltd., Class H	3,049,500	30,892,067
TAL Education Group ADR *	1,481,146	38,080,264
Tencent Holdings Ltd.	3,204,000	130,821,973
		462,905,108
DENMARK — 4.2%
Ambu A/S, Class B	823,519	19,766,093
Chr. Hansen Holding A/S	264,516	26,818,126
Genmab A/S *	273,920	43,025,190
Novozymes A/S, B Shares	378,919	20,783,141
		110,392,550
FRANCE — 7.7%
Essilor International SA	161,042	23,837,380
Kering	192,836	103,428,463
L’Oreal SA	315,553	76,075,722
		203,341,565
GERMANY — 6.6%
Aixtron SE *	1,031,814	10,427,006
BASF SE	399,225	35,424,479
Delivery Hero SE *	443,805	21,311,061
MorphoSys AG *	171,225	18,317,419
Rocket Internet SE *	662,564	20,736,352
Zalando SE *	1,780,251	69,177,490
		175,393,807
HONG KONG — 5.3%
AIA Group Ltd.	12,957,000	115,536,539
Hong Kong Exchanges & Clearing Ltd.	907,301	25,925,759
		141,462,298

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford EAFE Fund

	Shares	Value
INDIA — 0.4%
Housing Development Finance Corp., Ltd.	455,866	$11,034,672

ISRAEL — 1.9%
Wix.com Ltd. *	425,868	50,976,400

ITALY — 5.4%
Ferrari NV	1,042,379	143,177,236

JAPAN — 16.5%
Don Quijote Holdings Co., Ltd.	544,800	27,568,876
M3, Inc.	4,425,200	100,356,414
Nidec Corp.	296,600	42,649,823
Pigeon Corp.	578,500	32,601,082
SBI Holdings, Inc.	914,200	28,376,404
SMC Corp.	135,900	43,497,685
SoftBank Group Corp.	1,281,100	127,981,354
Sysmex Corp.	415,600	35,838,615
		438,870,253
NETHERLANDS — 5.4%
ASML Holding NV	759,594	142,617,156

NORWAY — 0.8%
Schibsted ASA, Class A	266,448	10,001,781
Schibsted ASA, Class B	295,741	10,278,259
		20,280,040
PORTUGAL — 0.4%
Jeronimo Martins SGPS SA	759,326	11,192,197

SPAIN — 4.5%
Banco Bilbao Vizcaya Argentaria SA	4,796,220	30,409,195
Distribuidora Internacional de Alimentacion SA	1,714,028	3,972,645
Inditex SA	2,818,779	85,159,654
		119,541,494
SWEDEN — 7.8%
Alfa Laval AB	998,460	27,016,653
Atlas Copco AB, A Shares	1,565,519	45,021,505
Elekta AB, B Shares	1,427,595	19,195,097
Epiroc AB, A Shares *	1,552,805	17,349,679
Kinnevik AB, B Shares	1,359,811	41,061,594
Svenska Handelsbanken AB, A Shares	4,551,710	57,404,534
		207,049,062
UNITED KINGDOM — 7.1%
Fiat Chrysler Automobiles NV *	4,293,836	75,094,904
Ocado Group PLC *	2,520,991	29,534,000

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford EAFE Fund

	Shares	Value
UNITED KINGDOM (continued)
Rolls-Royce Holdings PLC *	6,495,090	$83,562,378
		188,191,282
UNITED STATES — 2.7%
Spotify Technology SA *	390,389	70,594,043

Total Common Stocks
(cost $1,412,528,790)		2,607,081,958
PREFERRED STOCKS — 0.7%
GERMANY — 0.7%
Sartorius AG
(cost $12,134,317)	117,780	19,091,100
TOTAL INVESTMENTS — 98.9%
(cost $1,424,663,107)		$2,626,173,058
Other assets less liabilities — 1.1%		28,726,545
NET ASSETS — 100.0%		$2,654,899,603

*	Non-income producing security.
‡

During the period the country classifications were updated to be sourced from Bloomberg and based upon Country of Risk. This has resulted in a change to some country classifications and thus this table may not be comparable to previous financial statements.

ADR	-	American Depositary Receipt.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford EAFE Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2018 in valuing the Funds’ investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$39,302,154	$–	$–	$39,302,154
Austria	–	28,045,785	–	28,045,785
Belgium	–	42,714,856	–	42,714,856
China	301,191,068	161,714,040	–	462,905,108
Denmark	–	110,392,550	–	110,392,550
France	–	203,341,565	–	203,341,565
Germany	–	175,393,807	–	175,393,807
Hong Kong	–	141,462,298	–	141,462,298
India	–	11,034,672	–	11,034,672
Israel	50,976,400	–	–	50,976,400
Italy	–	143,177,236	–	143,177,236
Japan	–	438,870,253	–	438,870,253
Netherlands	–	142,617,156	–	142,617,156
Norway	–	20,280,040	–	20,280,040
Portugal	–	11,192,197	–	11,192,197
Spain	–	119,541,494	–	119,541,494
Sweden	17,349,679	189,699,383	–	207,049,062
United Kingdom	–	188,191,282	–	188,191,282
United States	70,594,043	–	–	70,594,043
Total Common Stocks	479,413,344	2,127,668,614	–	2,607,081,958

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford EAFE Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	$–	$19,091,100	$–	$19,091,100
Total	$479,413,344	$2,146,759,714	$–	$2,626,173,058

For the EAFE Fund, fair value of Level 3, Level 2 and Level 1 investments at December 31, 2017 was $403,017, $2,239,988,013 and $521,802,774, respectively. $111,220,554 was transferred out of Level 1 into Level 2 during the period ended September 30, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2017	$403,017
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized gain (loss)	—
Transfers into Level 3	—
Transfers out of Level 3	(403,017)
Balance at September 30, 2018	$—
Change in unrealized gain (loss) related to Investments still held at September 30, 2018	—

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford EAFE Choice Fund

	Shares	Value
COMMON STOCKS — 97.2%

AUSTRALIA — 5.2%
Cochlear Ltd.	50,981	$7,392,057
SEEK Ltd.	246,589	3,692,210
Treasury Wine Estates Ltd.	307,106	3,876,276
		14,960,543
BRAZIL — 0.7%

Raia Drogasil SA	110,600	1,984,121
CHINA — 4.6%
Alibaba Group Holding Ltd. ADR *	27,672	4,559,239
Baidu, Inc. ADR *	11,292	2,582,254
Ctrip.com International Ltd. ADR *	59,621	2,216,112
JD.com, Inc. ADR *	60,931	1,589,690
Tsingtao Brewery Co., Ltd., Class H	465,943	2,185,712
		13,133,007
DENMARK — 3.7%
Novo Nordisk A/S, B Shares	65,171	3,067,278
Novozymes A/S, B Shares	138,098	7,574,469
		10,641,747
FINLAND — 1.3%
Kone Oyj, B Shares	72,568	3,873,587
FRANCE — 2.3%
Legrand SA	91,693	6,685,902

GERMANY — 5.5%
adidas AG	26,443	6,466,884
Infineon Technologies AG	203,030	4,620,120
Zalando SE *	119,331	4,636,997
		15,724,001
HONG KONG — 4.6%
AIA Group Ltd.	999,600	8,913,353
Jardine Matheson Holdings Ltd.	41,200	2,584,772
Jardine Strategic Holdings Ltd.	51,000	1,851,001
		13,349,126
INDIA — 1.4%
Mahindra & Mahindra Ltd. GDR	258,609	3,025,725
MakeMytrip Ltd. *	33,141	909,721
		3,935,446
IRELAND — 1.3%
Kingspan Group PLC	80,561	3,756,377

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford EAFE Choice Fund

	Shares	Value
JAPAN — 21.4%
Advantest Corp.	162,700	$3,438,607
DENSO Corp.	79,200	4,183,976
Kakaku.com, Inc.	140,500	2,745,083
Kao Corp.	56,600	4,572,023
Keyence Corp.	1,000	580,887
MS&AD Insurance Group Holdings, Inc.	179,000	5,979,311
Nidec Corp.	21,100	3,034,091
Olympus Corp.	96,500	3,765,516
Pigeon Corp.	103,800	5,849,598
Shimano, Inc.	28,800	4,643,964
Shiseido Co., Ltd.	150,900	11,686,895
SMC Corp.	16,500	5,281,176
SoftBank Group Corp.	41,100	4,105,873
Sugi Holdings Co., Ltd.	34,000	1,669,847
		61,536,847
NETHERLANDS — 1.3%
ASML Holding NV	20,300	3,811,415

PORTUGAL — 1.6%
Jeronimo Martins SGPS SA	314,080	4,629,428

SINGAPORE — 2.1%
United Overseas Bank Ltd.	303,073	5,991,282

SOUTH AFRICA — 2.7%
Clicks Group Ltd.	203,212	2,511,579
Naspers Ltd., N Shares	24,245	5,221,134
		7,732,713
SPAIN — 2.2%
Distribuidora Internacional de Alimentacion SA	147,632	342,170
Inditex SA	197,358	5,962,489
		6,304,659
SWEDEN — 7.4%
Atlas Copco AB, A Shares	31,793	914,309
Atlas Copco AB, B Shares	171,947	4,581,219
Epiroc AB, A Shares *	21,971	245,485
Epiroc AB, B Shares *	264,695	2,725,161
Investor AB, B Shares	136,712	6,299,911
Svenska Handelsbanken AB, A Shares	530,891	6,695,407
		21,461,492
SWITZERLAND — 4.7%
Compagnie Financiere Richemont SA	72,549	5,914,943
Schindler Holding AG, Participating Certificates	26,808	6,690,112

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford EAFE Choice Fund

	Shares	Value
SWITZERLAND (continued)
u-blox Holding AG *	7,417	$1,062,246
		13,667,301
TAIWAN — 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	146,309	6,461,006

UNITED KINGDOM — 16.6%
ASOS PLC *	59,943	4,494,932
Auto Trader Group PLC	912,303	5,307,121
Burberry Group PLC	122,231	3,209,716
Hargreaves Lansdown PLC	299,552	8,720,187
HomeServe PLC	244,137	3,256,769
Intertek Group PLC	65,324	4,249,501
John Wood Group PLC	439,300	4,407,418
Johnson Matthey PLC	105,663	4,903,131
Jupiter Fund Management PLC	411,401	2,167,102
Rightmove PLC	915,735	5,619,861
Weir Group PLC (The)	67,334	1,544,774
		47,880,512
UNITED STATES — 4.4%
Mettler-Toledo International, Inc. *	12,796	7,792,508
Spotify Technology SA *	27,527	4,977,708
		12,770,216
Total Common Stocks
(cost $201,287,881)		280,290,728
PREFERRED STOCKS — 1.6%
GERMANY — 1.6%
Sartorius AG
(cost $3,419,470)	27,289	4,423,307
TOTAL INVESTMENTS — 98.8%
(cost $204,707,351)		$284,714,035
Other assets less liabilities — 1.2%		3,564,751
NET ASSETS — 100.0%		$288,278,786

*	Non-income producing security.
‡

During the period the country classifications were updated to be sourced from Bloomberg and based upon Country of Risk. This has resulted in a change to some country classifications and thus this table may not be comparable to previous financial statements.

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford EAFE Choice Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2018 in valuing the Funds’ investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$–	$14,960,543	$–	$14,960,543
Brazil	1,984,121	–	–	1,984,121
China	10,947,295	2,185,712	–	13,133,007
Denmark	–	10,641,747	–	10,641,747
Finland	–	3,873,587	–	3,873,587
France	–	6,685,902	–	6,685,902
Germany	–	15,724,001	–	15,724,001
Hong Kong	–	13,349,126	–	13,349,126
India	909,721	3,025,725	–	3,935,446
Ireland	3,756,377	–	–	3,756,377
Japan	–	61,536,847	–	61,536,847
Netherlands	–	3,811,415	–	3,811,415
Portugal	–	4,629,428	–	4,629,428
Singapore	–	5,991,282	–	5,991,282
South Africa	–	7,732,713	–	7,732,713
Spain	–	6,304,659	–	6,304,659
Sweden	2,970,646	18,490,846	–	21,461,492
Switzerland	–	13,667,301	–	13,667,301

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford EAFE Choice Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Taiwan	$6,461,006	$–	$–	$6,461,006
United Kingdom	–	47,880,512	–	47,880,512
United States	12,770,216	–	–	12,770,216
Total Common Stocks	39,799,382	240,491,346	–	280,290,728
Preferred Stocks
Germany	–	4,423,307	–	4,423,307
Total	$39,799,382	$244,914,653	$–	$284,714,035

For the EAFE Choice Fund, fair value of Level 2 and Level 1 investments at December 31, 2017 was $249,462,930 and $55,303,104, respectively. $3,173,077 was transferred out of Level 2 into Level 1 and $25,317,819 was transferred out of Level 1 into Level 2 during the period ended September 30, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford EAFE Pure Fund

	Shares	Value
COMMON STOCKS — 97.4%

AUSTRALIA — 5.9%
Cochlear Ltd.	91,869	$13,320,667
SEEK Ltd.	455,024	6,813,136
Treasury Wine Estates Ltd.	645,021	8,141,420
		28,275,223
DENMARK — 3.9%
Novo Nordisk A/S, B Shares	118,712	5,587,189
Novozymes A/S, B Shares	234,431	12,858,190
		18,445,379
FINLAND — 1.5%
Kone Oyj, B Shares	136,100	7,264,843

FRANCE — 2.4%
Legrand SA	155,171	11,314,475

GERMANY — 6.3%
adidas AG	45,945	11,236,282
Infineon Technologies AG	447,232	10,177,143
Zalando SE *	219,546	8,531,180
		29,944,605
HONG KONG — 4.7%
AIA Group Ltd.	1,589,400	14,172,554
Jardine Matheson Holdings Ltd.	84,800	5,320,113
Jardine Strategic Holdings Ltd.	86,000	3,121,295
		22,613,962
IRELAND — 1.5%
Kingspan Group PLC	153,680	7,165,750

JAPAN — 24.5%
Advantest Corp.	290,200	6,133,275
DENSO Corp.	147,400	7,786,845
Kakaku.com, Inc.	353,900	6,914,483
Kao Corp.	118,700	9,588,324
Keyence Corp.	1,600	929,419
MS&AD Insurance Group Holdings, Inc.	367,200	12,265,939
Murata Manufacturing Co. Ltd.	32,000	4,916,996
Nidec Corp.	37,200	5,349,202
Olympus Corp.	195,500	7,628,585
Pigeon Corp.	168,200	9,478,828
Shimano, Inc.	72,500	11,690,534
Shiseido Co., Ltd.	187,200	14,498,255
SMC Corp.	28,000	8,961,996
SoftBank Group Corp.	76,800	7,672,288

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford EAFE Pure Fund

	Shares	Value
JAPAN (continued)
Sugi Holdings Co., Ltd.	53,000	$2,602,997
		116,417,966
NETHERLANDS — 2.1%
ASML Holding NV	52,602	9,876,260

PORTUGAL — 1.7%
Jeronimo Martins SGPS SA	564,310	8,317,730

SINGAPORE — 2.4%
United Overseas Bank Ltd.	576,589	11,398,268

SPAIN — 2.5%
Distribuidora Internacional de Alimentacion SA	280,430	649,959
Inditex SA	377,634	11,408,905
		12,058,864
SWEDEN — 8.7%
Atlas Copco AB, A Shares	328,570	9,449,081
Atlas Copco AB, B Shares	35,100	935,177
Epiroc AB, A Shares *	278,827	3,115,368
Epiroc AB, B Shares *	233,206	2,400,967
Investor AB, B Shares	271,594	12,515,493
Svenska Handelsbanken AB, A Shares	1,026,370	12,944,210
		41,360,296
SWITZERLAND — 5.4%
Compagnie Financiere Richemont SA	136,879	11,159,789
Schindler Holding AG	49,250	12,290,660
u-blox Holding AG *	14,339	2,053,598
		25,504,047
UNITED KINGDOM — 19.5%
ASOS PLC *	125,696	9,425,536
Auto Trader Group PLC	1,535,419	8,931,961
Burberry Group PLC	257,626	6,765,112
Hargreaves Lansdown PLC	611,041	17,787,869
HomeServe PLC	438,927	5,855,253
Intertek Group PLC	115,526	7,515,276
John Wood Group PLC	777,394	7,799,455
Johnson Matthey PLC	225,664	10,471,595
Jupiter Fund Management PLC	774,836	4,081,537
Rightmove PLC	1,909,671	11,719,641
Weir Group PLC (The)	112,977	2,591,913
		92,945,148
UNITED STATES — 4.4%
Mettler-Toledo International, Inc. *	19,163	11,669,884

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford EAFE Pure Fund

	Shares	Value
UNITED STATES (continued)
Spotify Technology SA *	50,810	$9,187,972
		20,857,856
Total Common Stocks
(cost $410,536,095)		463,760,672
PREFERRED STOCKS — 1.7%
GERMANY — 1.7%
Sartorius AG
(cost $6,558,798)	48,130	7,801,449
TOTAL INVESTMENTS — 99.1%
(cost $417,094,893)		$471,562,121
Other assets less liabilities — 0.9%		4,389,265
NET ASSETS — 100.0%		$475,951,386

*	Non-income producing security.
‡

During the period the country classifications were updated to be sourced from Bloomberg and based upon Country of Risk. This has resulted in a change to some country classifications and thus this table may not be comparable to previous financial statements.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford EAFE Pure Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2018 in valuing the Funds’ investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$–	$28,275,223	$–	$28,275,223
Denmark	–	18,445,379	–	18,445,379
Finland	–	7,264,843	–	7,264,843
France	–	11,314,475	–	11,314,475
Germany	–	29,944,605	–	29,944,605
Hong Kong	–	22,613,962	–	22,613,962
Ireland	7,165,750	–	–	7,165,750
Japan	–	116,417,966	–	116,417,966
Netherlands	–	9,876,260	–	9,876,260
Portugal	–	8,317,730	–	8,317,730
Singapore	–	11,398,268	–	11,398,268
Spain	–	12,058,864	–	12,058,864
Sweden	5,516,335	35,843,961	–	41,360,296
Switzerland	–	25,504,047	–	25,504,047
United Kingdom	–	92,945,148	–	92,945,148
United States	20,857,856	–	–	20,857,856
Total Common Stocks	33,539,941	430,220,731	–	463,760,672
Preferred Stocks
Germany	–	7,801,449	–	7,801,449

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford EAFE Pure Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Total	$33,539,941	$438,022,180	$–	$471,562,121

For the EAFE Pure Fund, fair value of Level 2 and Level 1 investments at December 31, 2017 was $277,314,529 and $23,498,798, respectively. $14,670,104 was transferred out of Level 1 into Level 2 during the period ended September 30, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford Emerging Markets Fund

	Shares	Value
COMMON STOCKS — 95.4%
ARGENTINA — 1.4%
Banco Macro SA ADR	165,704	$6,855,174
MercadoLibre, Inc.	58,680	19,978,780
		26,833,954
BRAZIL — 6.3%
B3 SA - Brasil Bolsa Balcao	1,655,000	9,589,333
Banco Bradesco SA ADR	4,100,034	29,028,241
BRF SA ADR *	4,075,028	22,331,153
Kroton Educacional SA	3,609,500	10,117,379
Petroleo Brasileiro SA ADR	3,452,918	41,676,720
Petroleo Brasileiro SA ADR	820,151	8,578,779
		121,321,605
CANADA — 0.6%
Valeura Energy, Inc. *	3,622,400	11,722,705
CHILE — 0.7%
Lundin Mining Corp.	2,548,100	13,493,597
CHINA — 28.6%
Alibaba Group Holding Ltd. ADR *	607,012	100,011,297
Brilliance China Automotive Holdings Ltd.	5,776,000	9,313,638
China Merchants Bank Co., Ltd., Class H	13,562,000	54,838,998
China Vanke Co., Ltd., Class H	5,358,100	17,664,282
CNOOC Ltd.	55,423,000	109,744,584
Geely Automobile Holdings Ltd.	5,215,000	10,385,467
Kingsoft Corp. Ltd.	3,882,000	7,362,289
Minth Group Ltd.	2,724,000	11,206,729
Pinduoduo, Inc. ADR *	798,805	21,000,584
Ping An Insurance Group Co. of China Ltd., Class H	8,154,500	82,606,775
Shenzhou International Group Holdings Ltd.	1,109,000	14,229,723
Sohu.Com Ltd. ADR *	161,741	3,215,411
Sunny Optical Technology Group Co., Ltd.	910,100	10,507,172
Tencent Holdings Ltd.	1,963,900	80,187,663
ZTE Corp., Class H *	8,739,800	15,968,014
		548,242,626
HONG KONG — 0.6%
Haier Electronics Group Co., Ltd. *	4,123,300	11,163,194

INDIA — 13.1%
Ambuja Cements Ltd.	2,294,522	7,082,741
Asian Paints Ltd.	512,552	9,150,603
Housing Development Finance Corp., Ltd.	2,082,710	50,413,984
ICICI Prudential Life Insurance Co. Ltd.	1,672,134	7,702,557

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford Emerging Markets Fund

	Shares	Value
INDIA (continued)
Indraprastha Gas Ltd.	2,328,552	$7,808,022
Mahindra & Mahindra Ltd.	2,530,003	30,055,503
Maruti Suzuki India Ltd.	173,872	17,628,548
Reliance Industries Ltd.	4,453,315	77,305,181
Tata Consultancy Services Ltd.	1,122,535	33,816,429
UltraTech Cement Ltd.	174,119	9,756,009
		250,719,577
INDONESIA — 1.7%
Bank Mandiri Persero Tbk PT	24,689,900	11,125,607
Bank Rakyat Indonesia Persero Tbk PT	104,829,100	22,152,344
		33,277,951
MEXICO — 4.4%
Alfa SAB de CV, Class A	11,029,200	14,179,895
Cemex SAB de CV ADR *	3,410,876	24,012,567
Grupo Financiero Banorte SAB de CV, Class O	3,603,200	26,066,111
Wal-Mart de Mexico SAB de CV	6,544,560	19,853,301
		84,111,874
PERU — 0.8%
Credicorp Ltd.	69,425	15,487,329
POLAND — 0.8%
KGHM Polska Miedz SA *	624,579	15,059,170
RUSSIA — 7.2%
Magnit PJSC GDR Reg S	1,030,383	14,617,015
MMC Norilsk Nickel PJSC ADR	3,274,454	56,546,599
Sberbank of Russia PJSC ADR	5,265,041	66,573,748
		137,737,362
SOUTH AFRICA — 3.8%
Naspers Ltd., N Shares	343,394	73,949,521
SOUTH KOREA — 10.8%
DB Insurance Co., Ltd.	187,474	12,303,906
Doosan Bobcat, Inc.	392,137	14,281,704
Hyundai Marine & Fire Insurance Co., Ltd.	299,340	11,315,437
LG Chem Ltd.	68,792	22,663,147
NAVER Corp.	15,314	9,884,569
NCSoft Corp.	45,248	18,052,765
Netmarble Corp.	84,115	8,718,170
Orion Corp.	112,719	10,716,850
Samsung Electronics Co., Ltd.	2,006,809	83,986,711
Samsung Fire & Marine Insurance Co., Ltd.	63,576	16,277,290
		208,200,549

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford Emerging Markets Fund

	Shares	Value
TAIWAN — 8.8%
Eclat Textile Co., Ltd.	555,360	$6,872,672
Hon Hai Precision Industry Co., Ltd.	10,218,848	26,499,301
Largan Precision Co., Ltd.	96,000	11,404,920
MediaTek, Inc.	993,000	8,012,586
Pegatron Corp.	4,528,000	9,061,213
Taiwan Semiconductor Manufacturing Co., Ltd.	12,657,310	108,011,611
		169,862,303
THAILAND — 3.8%
Kasikornbank PCL NVDR	4,710,500	31,461,177
Siam Commercial Bank PCL NVDR	8,897,300	40,990,335
		72,451,512
TURKEY — 0.5%
Turkiye Garanti Bankasi AS	7,086,382	9,034,752

UNITED KINGDOM — 1.5%
Premier Oil PLC *	16,224,293	29,085,432
Total Common Stocks
(cost $1,462,766,021)		1,831,755,013
PREFERRED STOCKS — 2.4%
BRAZIL — 1.0%
Banco Bradesco SA	2,730,561	19,323,627
SOUTH KOREA — 1.4%
Samsung Electronics Co., Ltd.	782,741	26,697,146
Total Preferred Stocks
(cost $27,126,490)		46,020,773
TOTAL INVESTMENTS — 97.8%
(cost $1,489,892,511)		$1,877,775,786
Other assets less liabilities — 2.2%		41,758,651
NET ASSETS — 100.0%		$1,919,534,437

*	Non-income producing security.
‡

During the period the country classifications were updated to be sourced from Bloomberg and based upon Country of Risk. This has resulted in a change to some country classifications and thus this table may not be comparable to previous financial statements.

ADR   -  American Depositary Receipt.

GDR   -  Global Depositary Receipt.

NVDR-  Non-Voting Depositary Receipt.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford Emerging Markets Fund

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At September 30, 2018, the net value of these securities was $14,617,015 representing 0.8% of net assets.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2018 in valuing the Funds’ investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$26,833,954	$–	$–	$26,833,954
Brazil	121,321,605	–	–	121,321,605
Canada	11,722,705	–	–	11,722,705
Chile	13,493,597	–	–	13,493,597
China	124,227,292	424,015,334	–	548,242,626
Hong Kong	–	11,163,194	–	11,163,194
India	–	250,719,577	–	250,719,577

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford Emerging Markets Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Indonesia	$–	$33,277,951	$–	$33,277,951
Mexico	84,111,874	–	–	84,111,874
Peru	15,487,329	–	–	15,487,329
Poland	–	15,059,170	–	15,059,170
Russia	–	137,737,362	–	137,737,362
South Africa	–	73,949,521	–	73,949,521
South Korea	28,581,196	179,619,353	–	208,200,549
Taiwan	–	169,862,303	–	169,862,303
Thailand	–	72,451,512	–	72,451,512
Turkey	–	9,034,752	–	9,034,752
United Kingdom	–	29,085,432	–	29,085,432
Total Common Stocks	425,779,552	1,405,975,461	–	1,831,755,013
Preferred Stocks
Brazil	19,323,627	–	–	19,323,627
South Korea	–	26,697,146	–	26,697,146
Total Preferred Stocks	19,323,627	26,697,146	–	46,020,773
Total	$445,103,179	$1,432,672,607	$–	$1,877,775,786

For the Emerging Markets Fund, fair value of Level 2 and Level 1 investments at December 31, 2017 was $1,326,258,652 and $370,623,002, respectively. $62,289,252 was transferred out of Level 2 into Level 1 and $76,097,123 was transferred out of Level 1 into Level 2 during the period ended September 30, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford Global Alpha Equity Fund

	Shares	Value
COMMON STOCKS — 97.6%
AUSTRALIA — 1.4%
BHP Billiton PLC	400,626	$8,742,344
Orica Ltd.	313,427	3,855,416
		12,597,760
BRAZIL — 0.5%
B3 SA - Brasil Bolsa Balcao	738,300	4,277,827

CANADA — 2.1%
Fairfax Financial Holdings Ltd.	17,664	9,596,668
Ritchie Bros. Auctioneers, Inc.	136,625	4,936,261
Shopify, Inc., Class A *	23,835	3,919,904
		18,452,833
CHINA — 7.8%
58.com, Inc. ADR *	88,719	6,529,718
Alibaba Group Holding Ltd. ADR *	106,176	17,493,558
Autohome, Inc. ADR	61,933	4,794,234
Baidu, Inc. ADR *	41,427	9,473,526
China Biologic Products Holdings, Inc. *	16,184	1,294,720
Ctrip.com International Ltd. ADR *	153,305	5,698,347
Meituan Dianping, Class B *	504,000	4,426,220
NetEase, Inc.	13,721	3,131,818
Ping An Insurance Group Co. of China Ltd., Class H	1,319,000	13,361,743
Tsingtao Brewery Co., Ltd., Class H	440,000	2,064,015
		68,267,899
DENMARK — 1.0%
A P Moller - Maersk A/S, B Shares	3,807	5,348,344
Genmab A/S *	22,461	3,527,996
		8,876,340
FRANCE — 1.9%
Bureau Veritas SA	298,984	7,720,434
Pernod Ricard SA	55,670	9,130,300
		16,850,734
GERMANY — 3.3%
Deutsche Boerse AG	52,109	6,967,318
Infineon Technologies AG	185,686	4,225,442
SAP SE	146,723	18,041,569
		29,234,329
HONG KONG — 2.6%
AIA Group Ltd.	2,029,000	18,092,432
Jardine Matheson Holdings Ltd.	75,800	4,755,478
		22,847,910

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford Global Alpha Equity Fund

	Shares	Value
INDIA — 2.5%
Housing Development Finance Corp., Ltd.	407,401	$9,861,530
ICICI Bank Ltd. ADR	1,450,568	12,315,323
		22,176,853
IRELAND — 3.3%
Bank of Ireland Group PLC	1,005,066	7,685,665
CRH PLC	374,131	12,243,835
Ryanair Holdings PLC ADR *	97,020	9,317,801
		29,247,301
JAPAN — 7.6%
Advantest Corp.	308,000	6,509,472
CyberAgent, Inc.	162,700	8,658,351
Kansai Paint Co., Ltd.	159,900	2,946,978
LINE Corp. *	73,000	3,075,496
MS&AD Insurance Group Holdings, Inc.	368,600	12,312,704
Olympus Corp.	211,000	8,233,409
Persol Holdings Co., Ltd.	181,300	4,255,209
Rohm Co., Ltd.	64,900	4,748,094
SMC Corp.	21,000	6,721,497
Sumitomo Mitsui Trust Holdings, Inc.	219,300	9,023,421
		66,484,631
MACAU — 0.4%
Sands China Ltd.	728,000	3,278,560

NETHERLANDS — 0.7%
Signify NV	242,516	6,277,486

NORWAY — 1.1%
Schibsted ASA, Class A	224,374	8,422,430
Schibsted ASA, Class B	23,337	811,060
		9,233,490
RUSSIA — 1.1%
Mail.Ru Group Ltd. GDR Reg S *	127,433	3,432,210
Sberbank of Russia PJSC ADR	523,022	6,613,345
		10,045,555
SOUTH AFRICA — 2.9%
Naspers Ltd., N Shares	116,669	25,124,541

SPAIN — 0.1%
Distribuidora Internacional de Alimentacion SA	208,665	483,628

SWEDEN — 2.1%
Atlas Copco AB, B Shares	260,061	6,928,859
Epiroc AB, B Shares *	477,953	4,920,753

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford Global Alpha Equity Fund

	Shares	Value
SWEDEN (continued)
Svenska Handelsbanken AB, A Shares	493,245	$6,220,629
		18,070,241
SWITZERLAND — 2.3%
Compagnie Financiere Richemont SA	93,542	7,626,509
OC Oerlikon Corp. AG *	105,378	1,448,174
Schindler Holding AG, Participating Certificates	45,348	11,316,890
		20,391,573
TAIWAN — 2.4%
HTC Corp. *	1,010,000	1,341,109
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	449,776	19,862,108
		21,203,217
UNITED KINGDOM — 4.8%
Fiat Chrysler Automobiles NV *	561,260	9,815,877
Hays PLC.	1,693,836	4,496,432
Just Eat PLC *	425,967	3,717,692
Prudential PLC	1,057,867	24,254,958
		42,284,959
UNITED STATES — 45.7%
Advanced Micro Devices, Inc. *	135,817	4,195,387
Albemarle Corp.	42,882	4,278,766
Alnylam Pharmaceuticals, Inc. *	35,515	3,108,273
Alphabet, Inc., Class C *	14,909	17,793,444
Amazon.com, Inc. *	18,743	37,542,229
Anthem, Inc.	79,992	21,921,808
Apache Corp.	429,744	20,485,896
Arthur J Gallagher & Co.	122,066	9,086,593
C.H. Robinson Worldwide, Inc.	84,072	8,232,330
Chipotle Mexican Grill, Inc. *	9,428	4,285,215
EOG Resources, Inc.	86,231	11,000,489
Facebook, Inc., Class A *	66,122	10,874,424
First Republic Bank	70,809	6,797,664
GrubHub, Inc. *	77,253	10,708,811
Howard Hughes Corp. (The) *	30,433	3,780,387
Interactive Brokers Group, Inc., Class A	79,044	4,371,924
Jefferies Financial Group, Inc.	257,421	5,652,965
Kirby Corp. *	106,205	8,735,361
LendingTree, Inc. *	16,189	3,725,089
Markel Corp. *	8,346	9,919,137
MarketAxess Holdings, Inc.	34,643	6,183,429
Martin Marietta Materials, Inc.	49,607	9,025,994
Mastercard, Inc., Class A	81,080	18,049,219

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford Global Alpha Equity Fund

	Shares	Value
UNITED STATES (continued)
Moody’s Corp.	105,690	$17,671,368
Myriad Genetics, Inc. *	180,816	8,317,536
Netflix, Inc. *	17,425	6,519,215
NOW, Inc. *	182,476	3,019,978
ResMed, Inc.	88,726	10,233,657
Royal Caribbean Cruises Ltd.	82,513	10,721,739
Seattle Genetics, Inc. *	112,318	8,661,964
Service Corp. International	151,224	6,684,101
SiteOne Landscape Supply, Inc. *	48,205	3,631,765
Spotify Technology SA *	25,095	4,537,929
Stericycle, Inc. *	100,650	5,906,142
TD Ameritrade Holding Corp.	130,967	6,918,987
Teradyne, Inc.	125,372	4,636,257
Tesla, Inc. *	22,715	6,014,250
Thermo Fisher Scientific, Inc.	41,417	10,109,061
Verisk Analytics, Inc. *	73,178	8,821,608
Visa, Inc., Class A	107,384	16,117,265
Wabtec Corp.	74,812	7,846,283
Waters Corp. *	44,224	8,609,528
Zillow Group, Inc., Class C *	169,118	7,483,471
		402,216,938
Total Common Stocks
(cost $582,038,418)		857,924,605
PREFERRED STOCKS — 1.2%
BRAZIL — 1.2%
Banco Bradesco SA (cost $11,978,942)	1,478,710	10,464,531
TOTAL INVESTMENTS — 98.8%
(cost $594,017,360)		$868,389,136
Other assets less liabilities — 1.2%		10,978,688
NET ASSETS — 100.0%		$879,367,824

*	Non-income producing security.
‡

During the period the country classifications were updated to be sourced from Bloomberg and based upon Country of Risk. This has resulted in a change to some country classifications and thus this table may not be comparable to previous financial statements.

ADR   -   American Depositary Receipt.

GDR   -   Global Depositary Receipt.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford Global Alpha Equity Fund

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At September 30, 2018, the net value of these securities was $3,432,210 representing 0.4% of net assets.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2018 in valuing the Funds’ investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$–	$12,597,760	$–	$12,597,760
Brazil	4,277,827	–	–	4,277,827
Canada	18,452,833	–	–	18,452,833
China	52,842,141	15,425,758	–	68,267,899
Denmark	–	8,876,340	–	8,876,340
France	–	16,850,734	–	16,850,734
Germany	–	29,234,329	–	29,234,329

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford Global Alpha Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Hong Kong	$–	$22,847,910	$–	$22,847,910
India	12,315,323	9,861,530	–	22,176,853
Ireland	9,317,801	19,929,500	–	29,247,301
Japan	–	66,484,631	–	66,484,631
Macau	–	3,278,560	–	3,278,560
Netherlands	–	6,277,486	–	6,277,486
Norway	–	9,233,490	–	9,233,490
Russia	–	10,045,555	–	10,045,555
South Africa	–	25,124,541	–	25,124,541
Spain	–	483,628	–	483,628
Sweden	4,920,753	13,149,488	–	18,070,241
Switzerland	–	20,391,573	–	20,391,573
Taiwan	19,862,108	1,341,109	–	21,203,217
United Kingdom	–	42,284,959	–	42,284,959
United States	402,216,938	–	–	402,216,938
Total Common Stocks	524,205,724	333,718,881	–	857,924,605
Preferred Stocks
Brazil	10,464,531	–	–	10,464,531
Total	$534,670,255	$333,718,881	$–	$868,389,136

For the Global Alpha Equity Fund, fair value of Level 3, Level 2 and Level 1 investments at December 31, 2017 was $38,281, $496,350,853 and $638,764,232, respectively. $11,710,990 was transferred out of Level 2 into Level 1 and $17,546,169 was transferred out of Level 1 into Level 2 during the period ended September 30, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2017	$38,281
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized gain (loss)	—
Transfers into Level 3	—
Transfers out of Level 3	(38,281)
Balance at September 30, 2018	$—
Change in unrealized gain (loss) related to Investments still held at September 30, 2018	—

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford Global Select Equity Fund

	Shares	Value
COMMON STOCKS — 98.9%
CANADA — 0.9%
Shopify, Inc., Class A *	182	$29,932
CHINA — 5.4%
Alibaba Group Holding Ltd. ADR *	388	63,927
Baidu, Inc. ADR *	125	28,585
JD.com, Inc. ADR *	1,159	30,238
Tencent Holdings Ltd.	1,500	61,246
		183,996
DENMARK — 0.8%
Novozymes A/S, B Shares	517	28,357
FRANCE — 1.7%
Sartorius Stedim Biotech	429	59,070
GERMANY — 2.2%
adidas AG	223	54,537
Zalando SE *	551	21,411
		75,948
HONG KONG — 2.1%
AIA Group Ltd.	5,000	44,585
Hong Kong Exchanges & Clearing Ltd.	900	25,717
		70,302
IRELAND — 1.5%
COSMO Pharmaceuticals NV *	207	27,230
Ryanair Holdings PLC ADR *	236	22,666
		49,896
JAPAN — 13.5%
CyberAgent, Inc.	800	42,573
FANUC Corp.	200	37,627
Gree, Inc.	4,800	22,643
Inpex Corp.	4,700	58,725
Kubota Corp.	1,600	27,183
MISUMI Group, Inc.	1,300	33,637
Mitsui O.S.K. Lines Ltd.	500	14,590
Nintendo Co., Ltd.	100	36,383
SoftBank Group Corp.	1,500	149,849
Sumitomo Mitsui Trust Holdings, Inc.	900	37,032
		460,242
NETHERLANDS — 1.5%
IMCD NV	664	51,678

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford Global Select Equity Fund

	Shares	Value
SOUTH KOREA — 0.4%
NAVER Corp.	20	$12,909
SPAIN — 0.4%
Industria de Diseno Textil SA	482	14,562
SWEDEN — 1.7%
Atlas Copco AB, B Shares	1,038	27,656
Svenska Handelsbanken AB, A Shares	2,445	30,835
		58,491
SWITZERLAND — 2.3%
Aryzta AG *	644	6,143
Compagnie Financiere Richemont SA	364	29,677
Schindler Holding AG, Participating Certificates	167	41,676
		77,496
TAIWAN — 3.1%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	6,977	36,726
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,520	67,123
		103,849
UNITED KINGDOM — 5.2%
Hargreaves Lansdown PLC	1,800	52,399
Just Group PLC	20,532	23,654
Prudential PLC	1,893	43,403
St James’s Place PLC	2,273	33,881
Ted Baker PLC	751	22,651
		175,988
UNITED STATES — 56.2%
ABIOMED, Inc. *	212	95,347
Alphabet, Inc., Class A *	62	74,839
Amazon.com, Inc. *	98	196,294
American Express Co.	274	29,178
C.H. Robinson Worldwide, Inc.	301	29,474
CarMax, Inc. *	568	42,412
Celgene Corp. *	305	27,294
Chegg, Inc. *	2,072	58,907
Ellie Mae, Inc. *	248	23,503
EOG Resources, Inc.	331	42,226
Exact Sciences Corp. *	420	33,146
Facebook, Inc., Class A *	495	81,408
Fastenal Co.	588	34,116
First Republic Bank	762	73,152
Fortive Corp.	431	36,290
GrubHub, Inc. *	574	79,568
Illumina, Inc. *	250	91,765

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford Global Select Equity Fund

	Shares	Value
UNITED STATES (continued)
Interactive Brokers Group, Inc., Class A	854	$47,235
iRobot Corp. *	325	35,724
LendingTree, Inc. *	212	48,781
Markel Corp. *	31	36,843
MarketAxess Holdings, Inc.	435	77,643
Martin Marietta Materials, Inc.	197	35,844
Mastercard, Inc., Class A	187	41,628
Netflix, Inc. *	221	82,683
NVIDIA Corp.	133	37,376
Redfin Corp. *	1,486	27,788
Sherwin-Williams Co. (The)	83	37,782
Spotify Technology SA *	136	24,593
STAAR Surgical Co. *	530	25,440
Tableau Software, Inc., Class A *	491	54,864
TD Ameritrade Holding Corp.	795	42,000
Tesla, Inc. *	94	24,888
TJX Cos., Inc. (The)	378	42,344
Under Armour, Inc., Class C *	721	14,031
Waters Corp. *	142	27,645
Watsco, Inc.	247	43,991
Wayfair, Inc., Class A *	368	54,343
		1,912,385
TOTAL INVESTMENTS — 98.9%
(cost $2,994,242)		$3,365,101
Other assets less liabilities — 1.1%		37,470
NET ASSETS — 100.0%		$3,402,571

*	Non-income producing security.
‡

During the period the country classifications were updated to be sourced from Bloomberg and based upon Country of Risk. This has resulted in a change to some country classifications and thus this table may not be comparable to previous financial statements.

ADR  -  American Depositary Receipt.

GDR  -  Global Depositary Receipt.

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At September 30, 2018, the net value of these securities was $36,726 representing 1.1% of net assets.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford Global Select Equity Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2018 in valuing the Funds’ investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$29,932	$–	$–	$29,932
China	122,750	61,246	–	183,996
Denmark	–	28,357	–	28,357
France	–	59,070	–	59,070
Germany	–	75,948	–	75,948
Hong Kong	–	70,302	–	70,302
Ireland	49,896	–	–	49,896
Japan	–	460,242	–	460,242
Netherlands	–	51,678	–	51,678
South Korea	–	12,909	–	12,909
Spain	–	14,562	–	14,562
Sweden	–	58,491	–	58,491
Switzerland	–	77,496	–	77,496
Taiwan	67,123	36,726	–	103,849
United Kingdom	22,651	153,337	–	175,988
United States	1,912,385	–	–	1,912,385
Total	$2,204,737	$1,160,364	$–	$3,365,101

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford Global Select Equity Fund

For the Global Select Equity Fund, fair value of Level 2 and Level 1 investments at December 31, 2017 was $1,126,394 and $1,878,982, respectively. $55,359 was transferred out of Level 1 into Level 2 during the period ended September 30, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford International Concentrated Growth Fund

	Shares	Value
COMMON STOCKS — 98.5%

ARGENTINA — 3.9%
MercadoLibre, Inc.	9,103	$3,099,298

CHINA — 24.7%
Alibaba Group Holding Ltd. ADR *	33,375	5,498,865
Baidu, Inc. ADR *	13,505	3,088,323
Ctrip.com International Ltd. ADR *	57,134	2,123,671
Meituan Dianping, Class B *	106,100	931,790
NIO, Inc. ADR *	89,387	623,921
Ping An Insurance Group Co. of China Ltd., Class H	177,500	1,798,112
Tencent Holdings Ltd.	131,800	5,381,503
		19,446,185
DENMARK — 1.8%
Genmab A/S *	8,842	1,388,832

FRANCE — 11.0%
Hermes International	3,868	2,562,642
Kering	9,210	4,939,825
L’Oreal SA	4,902	1,181,808
		8,684,275
GERMANY — 8.8%
Delivery Hero SE *	60,920	2,925,316
Rocket Internet SE *	41,686	1,304,652
Zalando SE *	69,869	2,714,989
		6,944,957
HONG KONG — 1.6%
AIA Group Ltd.	141,800	1,264,419

ITALY — 4.8%
Ferrari NV	27,712	3,806,416

JAPAN — 7.3%
M3, Inc.	129,000	2,925,513
SoftBank Group Corp.	28,400	2,837,148
		5,762,661
NETHERLANDS — 7.7%
ASML Holding NV	32,272	6,059,212

SPAIN — 4.0%
Inditex SA	104,280	3,150,459

SWEDEN — 3.1%
Atlas Copco AB, B Shares	30,069	801,134
Kinnevik AB, B Shares	52,877	1,596,703
		2,397,837

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford International Concentrated Growth Fund

	Shares	Value
UNITED KINGDOM — 0.9%
Funding Circle Holdings PLC *	118,414	$679,103

UNITED STATES — 18.9%
Amazon.com, Inc. *	1,976	3,957,928
Illumina, Inc. *	10,880	3,993,613
NVIDIA Corp.	5,794	1,628,230
Spotify Technology SA *	18,797	3,399,061
Tesla, Inc. *	7,301	1,933,086
		14,911,918
TOTAL INVESTMENTS — 98.5%
(cost $78,840,695)		$77,595,572
Other assets less liabilities — 1.5%		1,145,058
NET ASSETS — 100.0%		$78,740,630

*      Non-income producing security.

‡      During the period the country classifications were updated to be sourced from Bloomberg and based upon Country of Risk. This has resulted in a change to some country classifications and thus this table may not be comparable to previous financial statements.

ADR    -    American Depositary Receipt.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford International Concentrated Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2018 in valuing the Funds’ investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$3,099,298	$–	$–	$3,099,298
China	12,266,570	7,179,615	–	19,446,185
Denmark	–	1,388,832	–	1,388,832
France	–	8,684,275	–	8,684,275
Germany	–	6,944,957	–	6,944,957
Hong Kong	–	1,264,419	–	1,264,419
Italy	–	3,806,416	–	3,806,416
Japan	–	5,762,661	–	5,762,661
Netherlands	–	6,059,212	–	6,059,212
Spain	–	3,150,459	–	3,150,459
Sweden	–	2,397,837	–	2,397,837
United Kingdom	679,103	–	–	679,103
United States	14,911,918	–	–	14,911,918
Total	$30,956,889	$46,638,683	$–	$77,595,572

For the International Concentrated Growth Fund fair value of Level 2 and Level 1 investments at December 31, 2017 was $605,429 and $380,578, respectively. $50,665 was transferred out of Level 1 into Level 2 during the period ended September 30, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford International Equity Fund

	Shares	Value
COMMON STOCKS — 97.7%

ARGENTINA — 2.7%
MercadoLibre, Inc.	156,986	$53,449,023

AUSTRALIA — 3.7%
Cochlear Ltd.	138,365	20,062,416
Rio Tinto PLC	872,144	43,992,540
SEEK Ltd.	510,837	7,648,831
		71,703,787
BRAZIL — 0.6%
Kroton Educacional SA	4,012,100	11,245,861

CANADA — 4.4%
Constellation Software, Inc.	43,727	32,156,517
Fairfax Financial Holdings Ltd.	74,958	40,723,901
Ritchie Bros. Auctioneers, Inc.	365,837	13,217,691
		86,098,109
CHINA — 1.9%
Alibaba Group Holding Ltd. ADR *	151,737	25,000,188
Ctrip.com International Ltd. ADR *	352,493	13,102,165
		38,102,353
DENMARK — 3.5%
DSV A/S	382,487	34,756,825
Novozymes A/S, B Shares	366,147	20,082,616
Pandora A/S	220,483	13,768,817
		68,608,258
FINLAND — 2.3%
Kone Oyj, B Shares	549,685	29,341,480
Sampo Oyj, A Shares	322,659	16,697,271
		46,038,751
FRANCE — 4.7%
Danone SA	235,690	18,316,683
Edenred	866,056	33,003,209
Essilor International SA	119,518	17,691,012
Legrand SA	323,063	23,556,516
		92,567,420
GERMANY — 8.5%
Brenntag AG	229,809	14,172,650
Continental AG	66,821	11,609,789
Deutsche Boerse AG	357,895	47,852,926
MTU Aero Engines AG	99,721	22,465,016
SAP SE	453,017	55,704,543

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford International Equity Fund

	Shares	Value
GERMANY (continued)
Scout24 AG	320,416	$14,924,002
		166,728,926
HONG KONG — 4.4%
AIA Group Ltd.	4,042,800	36,049,326
Hang Seng Bank Ltd.	880,600	23,894,202
Hong Kong Exchanges & Clearing Ltd.	938,100	26,805,828
		86,749,356
INDIA — 0.9%
Housing Development Finance Corp., Ltd.	730,731	17,688,041

IRELAND — 5.0%
CRH PLC	753,386	24,655,359
James Hardie Industries PLC SE CDI	866,511	13,125,475
Kingspan Group PLC	586,779	27,360,174
Ryanair Holdings PLC ADR *	333,595	32,038,464
		97,179,472
JAPAN — 11.8%
DENSO Corp.	417,100	22,034,552
FANUC Corp.	85,900	16,160,604
Japan Exchange Group, Inc.	2,139,800	37,273,829
Nidec Corp.	188,200	27,062,363
Shimano, Inc.	171,700	27,686,410
SMC Corp.	77,000	24,645,488
Sony Corp.	412,300	25,062,761
Sumitomo Mitsui Trust Holdings, Inc.	570,200	23,461,718
Toyota Tsusho Corp.	734,200	27,721,031
		231,108,756
NETHERLANDS — 1.3%
Heineken Holding NV	291,204	26,405,349

PANAMA — 1.0%
Copa Holdings SA, Class A	243,759	19,461,719

PERU — 1.2%
Credicorp Ltd.	103,368	23,059,333

RUSSIA — 0.6%
Magnit PJSC GDR Reg S	875,564	12,420,753

SINGAPORE — 1.5%
United Overseas Bank Ltd.	1,495,072	29,555,250

SOUTH AFRICA — 3.9%
Discovery Ltd.	1,686,265	20,251,327

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford International Equity Fund

	Shares	Value
SOUTH AFRICA (continued)
Naspers Ltd., N Shares	256,277	$55,188,970
		75,440,297
SOUTH KOREA — 3.7%
NAVER Corp.	25,001	16,137,136
Samsung Electronics Co., Ltd.	1,328,478	55,597,966
		71,735,102
SPAIN — 2.9%
Bankinter SA	2,071,122	19,024,952
Grifols SA	479,413	13,480,001
Inditex SA	778,090	23,507,297
		56,012,250
SWEDEN — 4.1%
Atlas Copco AB, B Shares	1,177,823	31,380,980
Epiroc AB, B Shares *	2,057,857	21,186,614
Svenska Handelsbanken AB, A Shares	2,209,438	27,864,640
		80,432,234
SWITZERLAND — 6.1%
Compagnie Financiere Richemont SA	222,935	18,175,962
Credit Suisse Group AG *	1,476,197	22,151,017
Nestle SA	555,535	46,240,859
Panalpina Welttransport Holding AG	80,263	11,668,662
SGS SA	7,841	20,644,830
		118,881,330
TAIWAN — 4.5%
Hon Hai Precision Industry Co., Ltd.	2,431,000	6,304,018
Hon Hai Precision Industry Co., Ltd. GDR Reg S	2,185,016	11,501,760
Taiwan Semiconductor Manufacturing Co., Ltd.	8,169,000	69,710,456
		87,516,234
UNITED KINGDOM — 10.9%
ASOS PLC *	172,074	12,903,273
boohoo Group PLC *	6,980,379	21,200,674
Burberry Group PLC	542,899	14,256,218
Experian PLC	1,094,376	28,081,913
Hargreaves Lansdown PLC	783,929	22,820,771
Howden Joinery Group PLC	1,939,806	11,845,954
Just Eat PLC *	2,971,936	25,938,023
Prudential PLC	1,059,315	24,288,158
Rolls-Royce Holdings PLC *	742,528	9,552,971
St James’s Place PLC	1,079,505	16,090,766
Unilever NV CVA	472,198	26,265,913
		213,244,634

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford International Equity Fund

	Shares	Value
UNITED STATES — 1.6%
PriceSmart, Inc.	125,550	$10,163,272
Spotify Technology SA *	118,885	21,497,975
		31,661,247
Total Common Stocks
(cost $1,243,001,963)		1,913,093,845
PREFERRED STOCKS — 1.0%
BRAZIL — 0.7%
Itau Unibanco Holding SA ADR	1,208,375	13,267,958
SPAIN — 0.3%
Grifols SA, B Shares	271,674	5,789,375
Total Preferred Stocks
(cost $20,451,399)		19,057,333
TOTAL INVESTMENTS — 98.7%
(cost $1,263,453,362)		$1,932,151,178
Other assets less liabilities — 1.3%		25,514,593
NET ASSETS — 100.0%		$1,957,665,771

*	Non-income producing security.
‡

During the period the country classifications were updated to be sourced from Bloomberg and based upon Country of Risk. This has resulted in a change to some country classifications and thus this table may not be comparable to previous financial statements.

ADR   -  American Depositary Receipt.

CDI     -  CHESS Depositary Interest.

CVA   -  Certificate Van Aandelen (Bearer).

GDR   -  Global Depositary Receipt.

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At September 30, 2018, the net value of these securities was $23,922,513 representing 1.2% of net assets.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford International Equity Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2018 in valuing the Funds’ investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$53,449,023	$–	$–	$53,449,023
Australia	–	71,703,787	–	71,703,787
Brazil	11,245,861	–	–	11,245,861
Canada	86,098,109	–	–	86,098,109
China	38,102,353	–	–	38,102,353
Denmark	13,768,817	54,839,441	–	68,608,258
Finland	–	46,038,751	–	46,038,751
France	–	92,567,420	–	92,567,420
Germany	–	166,728,926	–	166,728,926
Hong Kong	–	86,749,356	–	86,749,356
India	–	17,688,041	–	17,688,041
Ireland	59,398,638	37,780,834	–	97,179,472
Japan	–	231,108,756	–	231,108,756
Netherlands	–	26,405,349	–	26,405,349
Panama	19,461,719	–	–	19,461,719
Peru	23,059,333	–	–	23,059,333
Russia	–	12,420,753	–	12,420,753
Singapore	–	29,555,250	–	29,555,250
South Africa	–	75,440,297	–	75,440,297
South Korea	–	71,735,102	–	71,735,102
Spain	–	56,012,250	–	56,012,250

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford International Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Sweden	$21,186,614	$59,245,620	$–	$80,432,234
Switzerland	–	118,881,330	–	118,881,330
Taiwan	–	87,516,234	–	87,516,234
United Kingdom	–	213,244,634	–	213,244,634
United States	31,661,247	–	–	31,661,247
Total Common Stocks	357,431,714	1,555,662,131	–	1,913,093,845
Preferred Stocks
Brazil	13,267,958	–	–	13,267,958
Spain	–	5,789,375	–	5,789,375
Total Preferred Stocks	13,267,958	5,789,375	–	19,057,333
Total	$370,699,672	$1,561,451,506	$–	$1,932,151,178

For the International Equity Fund, fair value of Level 3, Level 2 and Level 1 investments at December 31, 2017 was $49,695, $1,738,826,768 and $351,017,631, respectively. $64,220,536 was transferred out of Level 2 into Level 1 and $10,062,804 was transferred out of Level 1 into Level 2 during the period ended September 30, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2017	$ 49,695
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized gain (loss)	—
Transfers into Level 3	—
Transfers out of Level 3	(49,695)
Balance at September 30, 2018	$ —
Change in unrealized gain (loss) related to Investments still held at September 30, 2018	—

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford Long Term Global Growth Equity Fund

	Shares	Value
COMMON STOCKS — 98.4%

CHINA — 23.2%
Alibaba Group Holding Ltd. ADR *	84,081	$13,853,185
Baidu, Inc. ADR *	33,473	7,654,606
Ctrip.com International Ltd. ADR *	116,460	4,328,818
Meituan Dianping, Class B *	451,300	3,963,399
NetEase, Inc.	13,832	3,157,154
NIO, Inc. ADR *	188,119	1,313,071
TAL Education Group ADR *	123,493	3,175,005
Tencent Holdings Ltd.	365,600	14,927,751
		52,372,989
FRANCE — 7.2%
Hermes International	6,099	4,040,732
Kering	18,378	9,857,124
L’Oreal SA	9,624	2,320,221
		16,218,077
GERMANY — 2.4%
Delivery Hero SE *	74,394	3,572,324
Rocket Internet SE *	61,819	1,934,757
		5,507,081
HONG KONG — 1.5%
AIA Group Ltd.	380,000	3,388,430

NETHERLANDS — 2.5%
ASML Holding NV	30,509	5,728,200

SPAIN — 2.3%
Industria de Diseno Textil SA	172,600	5,214,512

SWEDEN — 0.8%
Atlas Copco AB, A Shares	60,540	1,741,021

UNITED STATES — 58.5%
Alphabet, Inc., Class C *	7,000	8,354,290
Amazon.com, Inc. *	10,543	21,117,629
Atlassian Corp. PLC, Class A *	48,222	4,636,063
Bluebird Bio, Inc. *	22,333	3,260,618
DexCom, Inc. *	28,249	4,040,737
Facebook, Inc., Class A *	68,472	11,260,905
Illumina, Inc. *	55,304	20,299,886
Intuitive Surgical, Inc. *	12,414	7,125,636
Ionis Pharmaceuticals, Inc. *	54,824	2,827,822
Netflix, Inc. *	28,181	10,543,358
NVIDIA Corp.	32,095	9,019,337
salesforce.com, Inc. *	34,124	5,426,740

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford Long Term Global Growth Equity Fund

	Shares	Value
UNITED STATES (continued)
Seattle Genetics, Inc. *	42,907	$3,308,988
Spotify Technology SA *	20,249	3,661,627
Tesla, Inc. *	37,947	10,047,227
Under Armour, Inc., Class A *	115,225	2,445,074
Workday, Inc., Class A *	33,329	4,865,367
		132,241,304
TOTAL INVESTMENTS — 98.4%
(cost $150,622,232)		$222,411,614
Other assets less liabilities — 1.6%		3,626,245
NET ASSETS — 100.0%		$226,037,859

*	Non-income producing security.
‡

During the period the country classifications were updated to be sourced from Bloomberg and based upon Country of Risk. This has resulted in a change to some country classifications and thus this table may not be comparable to previous financial statements.

ADR	-	American Depositary Receipt.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford Long Term Global Growth Equity Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2018 in valuing the Funds’ investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
China	$37,445,238	$14,927,751	$–	$52,372,989
France	–	16,218,077	–	16,218,077
Germany	–	5,507,081	–	5,507,081
Hong Kong	–	3,388,430	–	3,388,430
Netherlands	–	5,728,200	–	5,728,200
Spain	–	5,214,512	–	5,214,512
Sweden	–	1,741,021	–	1,741,021
United States	132,241,304	–	–	132,241,304
Total	$169,686,542	$52,725,072	$–	$222,411,614

For the Long Term Global Growth Equity Fund, fair value of Level 2 and Level 1 investments at December 31, 2017 was $50,913,100 and $134,825,676, respectively. There were no transfers between levels for the period ending September 30, 2018.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford Positive Change Equity Fund

	Shares	Value
COMMON STOCKS — 83.1%

BELGIUM — 4.4%
Umicore SA	9,894	$552,663

BRAZIL — 0.6%
Kroton Educacional SA	26,400	73,999

CHINA — 2.5%
Tencent Holdings Ltd.	7,800	318,481

DENMARK — 9.7%
Chr. Hansen Holding A/S	5,289	536,229
Novozymes A/S, B Shares	8,613	472,410
Orsted A/S	3,213	218,333
		1,226,972
INDONESIA — 2.5%
Bank Rakyat Indonesia Persero Tbk PT	1,515,500	320,253

IRELAND — 3.3%
Kingspan Group PLC	8,847	412,516

JAPAN — 9.9%
euglena Co., Ltd. *	10,300	79,374
M3, Inc.	21,400	485,318
Pigeon Corp.	5,400	304,314
Sysmex Corp.	4,400	379,427
		1,248,433
KENYA — 0.4%
Safaricom PLC	199,700	48,562

NETHERLANDS — 4.7%
ASML Holding NV	2,526	474,268
Signify NV	4,831	125,049
		599,317
SOUTH AFRICA — 2.0%
Discovery Ltd.	21,113	253,558

SWEDEN — 2.5%
Nibe Industrier AB B Shares	26,568	318,123

TAIWAN — 4.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,704	561,009

UNITED KINGDOM — 0.4%
FDM Group Holdings PLC	3,569	45,123

UNITED STATES — 35.8%
ABIOMED, Inc. *	1,893	851,377
Alnylam Pharmaceuticals, Inc. *	3,085	269,999

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford Positive Change Equity Fund

	Shares	Value
UNITED STATES (continued)
Alphabet, Inc., Class A *	346	$417,649
DexCom, Inc. *	4,767	681,872
Ecolab, Inc.	1,721	269,818
Glaukos Corp. *	4,670	303,083
Illumina, Inc. *	2,278	836,163
Tesla, Inc. *	1,840	487,177
Xylem, Inc.	5,083	405,979
		4,523,117
TOTAL INVESTMENTS — 83.1%
(cost $9,872,402)		$10,502,126
Other assets less liabilities — 16.9%		2,138,363
NET ASSETS — 100.0%		$12,640,489

*	Non-income producing security.
‡

During the period the country classifications were updated to be sourced from Bloomberg and based upon Country of Risk. This has resulted in a change to some country classifications and thus this table may not be comparable to previous financial statements.

ADR	-	American Depositary Receipt.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford Positive Change Equity Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2018 in valuing the Funds’ investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$–	$552,663	$–	$552,663
Brazil	73,999	–	–	73,999
China	–	318,481	–	318,481
Denmark	–	1,226,972	–	1,226,972
Indonesia	–	320,253	–	320,253
Ireland	412,516	–	–	412,516
Japan	–	1,248,433	–	1,248,433
Kenya	48,562	–	–	48,562
Netherlands	–	599,317	–	599,317
South Africa	–	253,558	–	253,558
Sweden	–	318,123	–	318,123
Taiwan	561,009	–	–	561,009
United Kingdom	45,123	–	–	45,123
United States	4,523,117	–	–	4,523,117
Total	$5,664,326	$4,837,800	$–	$10,502,126

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford Positive Change Equity Fund

For the Positive Change Equity Fund, fair value of Level 2 and Level 1 investments at December 31, 2017 was $447,059 and $544,184, respectively. $44,431 was transferred out of Level 2 into Level 1 and $123,398 was transferred out of Level 1 into Level 2 during the period ended September 30, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
COMMON STOCKS — 98.5%

CANADA — 2.0%
Shopify, Inc., Class A *	445	$73,185

UNITED STATES — 96.5%
ABIOMED, Inc. *	429	192,943
Activision Blizzard, Inc.	395	32,860
Agios Pharmaceuticals, Inc. *	400	30,848
Alnylam Pharmaceuticals, Inc. *	531	46,473
Alphabet, Inc., Class C *	129	153,958
Amazon.com, Inc. *	215	430,645
Celgene Corp. *	358	32,037
Chegg, Inc. *	1,378	39,177
CoStar Group, Inc. *	138	58,076
Denali Therapeutics, Inc. *	1,544	33,567
Ellie Mae, Inc. *	527	49,944
Eventbrite, Inc., Class A *	449	17,048
Facebook, Inc., Class A *	771	126,799
First Republic Bank	1,060	101,760
Fortive Corp.	602	50,688
Glaukos Corp. *	754	48,935
GrubHub, Inc. *	1,743	241,615
HEICO Corp., Class A	468	35,334
Illumina, Inc. *	475	174,353
Interactive Brokers Group, Inc., Class A	897	49,613
Markel Corp. *	41	48,728
MarketAxess Holdings, Inc.	668	119,231
Martin Marietta Materials, Inc.	197	35,844
Mastercard, Inc., Class A	536	119,319
Netflix, Inc. *	526	196,792
New Relic, Inc. *	474	44,665
Novocure Ltd. *	1,351	70,792
NOW, Inc. *	2,085	34,507
NVIDIA Corp.	191	53,675
Penumbra, Inc. *	313	46,856
Redfin Corp. *	2,004	37,475
Stitch Fix, Inc., Class A *	1,517	66,399
Tableau Software, Inc., Class A *	597	66,709
TD Ameritrade Holding Corp.	774	40,890
Tesla, Inc. *	587	155,420
Trade Desk, Inc. (The), Class A *	366	55,233
Under Armour, Inc., Class C *	1,759	34,230
Vertex Pharmaceuticals, Inc. *	303	58,400
Wabtec Corp.	490	51,391

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
UNITED STATES (continued)
Watsco, Inc.	448	$79,789
Wayfair, Inc., Class A *	1,143	168,787
		3,531,805
TOTAL INVESTMENTS — 98.5%
(cost $2,842,774)		$3,604,990
Other assets less liabilities — 1.5%		53,086
NET ASSETS — 100.0%		$3,658,076

*	Non-income producing security.
‡

During the period the country classifications were updated to be sourced from Bloomberg and based upon Country of Risk. This has resulted in a change to some country classifications and thus this table may not be comparable to previous financial statements.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2018 in valuing the Funds’ investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$73,185	$–	$–	$73,185
United States	3,531,805	–	–	3,531,805
Total	$3,604,990	$–	$–	$3,604,990

For the U.S. Equity Growth Fund, fair value of Level 1 investments at December 31, 2017 was $ 1,253,577. There were no transfers between levels for the period ending September 30, 2018.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford International Choice Fund

	Shares	Value
COMMON STOCKS — 97.3%

AUSTRALIA — 4.7%
Cochlear Ltd.	78,662	$11,405,701
SEEK Ltd.	367,866	5,508,107
Treasury Wine Estates Ltd.	492,348	6,214,390
		23,128,198
BRAZIL — 1.2%
Raia Drogasil SA	321,000	5,758,614

CANADA — 2.5%
Fairfax Financial Holdings Ltd.	10,022	5,444,848
Shopify, Inc., Class A *	40,198	6,610,963
		12,055,811
CHINA — 7.3%
Alibaba Group Holding Ltd. ADR *	72,952	12,019,571
Baidu, Inc. ADR *	34,523	7,894,720
Ctrip.com International Ltd. ADR *	125,726	4,673,235
JD.com, Inc. ADR *	191,878	5,006,097
Tsingtao Brewery Co., Ltd., Class H	1,328,057	6,229,839
		35,823,462
DENMARK — 2.9%
Novo Nordisk A/S, B Shares	99,101	4,664,196
Novozymes A/S, B Shares	169,920	9,319,858
		13,984,054
FINLAND — 1.2%
Kone Oyj, B Shares	111,378	5,945,215

FRANCE — 1.4%
Legrand SA	96,439	7,031,962

GERMANY — 4.9%
adidas AG	38,470	9,408,200
Infineon Technologies AG	305,954	6,962,243
Zalando SE *	189,112	7,348,567
		23,719,010
HONG KONG — 3.4%
AIA Group Ltd.	1,064,200	9,489,387
Jardine Matheson Holdings Ltd.	70,700	4,435,518
Jardine Strategic Holdings Ltd.	73,000	2,649,472
		16,574,377
INDIA — 4.0%
Asian Paints Ltd.	393,890	7,032,128
Housing Development Finance Corp., Ltd.	217,987	5,276,584
Mahindra & Mahindra Ltd. GDR	468,477	5,481,181

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford International Choice Fund

	Shares	Value
INDIA (continued)
MakeMyTrip Ltd. *	70,432	$1,933,358
		19,723,251
IRELAND — 1.0%
Kingspan Group PLC	107,396	5,007,632

JAPAN — 17.1%
Advantest Corp.	209,800	4,434,049
DENSO Corp.	82,600	4,363,592
Kakaku.com, Inc.	254,800	4,978,271
Kao Corp.	68,700	5,549,434
Keyence Corp.	2,100	1,219,862
MS&AD Insurance Group Holdings, Inc.	289,600	9,673,791
Nidec Corp.	32,200	4,630,224
Olympus Corp.	147,200	5,743,876
Pigeon Corp.	166,200	9,366,119
Shimano, Inc.	40,300	6,498,325
Shiseido Co., Ltd.	157,600	12,205,796
SMC Corp.	21,400	6,849,525
SoftBank Group Corp.	56,200	5,614,356
Sugi Holdings Co., Ltd.	51,000	2,504,771
		83,631,991
MALAYSIA — 1.1%
Public Bank Bhd	860,900	5,199,623

MEXICO — 0.7%
Wal-Mart de Mexico SAB de CV	1,099,300	3,334,790

NETHERLANDS — 1.5%
ASML Holding NV	39,548	7,425,313

PHILIPPINES — 0.4%
Puregold Price Club, Inc.	2,299,400	1,916,858

PORTUGAL — 1.2%
Jeronimo Martins SGPS SA	396,006	5,836,988

SINGAPORE — 1.9%
United Overseas Bank Ltd.	473,299	9,356,386

SOUTH AFRICA — 3.7%
Clicks Group Ltd.	502,597	6,211,799
Naspers Ltd., N Shares	54,422	11,719,718
		17,931,517
SOUTH KOREA — 2.7%
NAVER Corp.	4,007	2,586,357
Samsung Electronics Co., Ltd. GDR	3,912	4,098,832

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford International Choice Fund

	Shares	Value
SOUTH KOREA (continued)
Samsung Fire & Marine Insurance Co., Ltd.	26,265	$6,724,597
		13,409,786
SPAIN — 2.0%
Distribuidora Internacional de Alimentacion SA	262,612	608,662
Industria de Diseno Textil SA	299,433	9,046,332
		9,654,994
SWEDEN — 5.5%
Atlas Copco AB, A Shares	23,278	669,433
Atlas Copco AB, B Shares	261,210	6,959,472
Epiroc AB, A Shares *	23,278	260,088
Epiroc AB, B Shares *	488,368	5,027,980
Investor AB, B Shares	151,300	6,972,150
Svenska Handelsbanken AB, A Shares	558,309	7,041,193
		26,930,316
SWITZERLAND — 3.6%
Compagnie Financiere Richemont SA	89,099	7,264,270
Schindler Holding AG, Participating Certificates	33,793	8,433,265
u-blox Holding AG *	12,253	1,754,846
		17,452,381
TAIWAN — 3.8%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	753,994	3,968,968
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	331,908	14,657,057
		18,626,025
THAILAND — 0.5%
Thai Beverage PCL	4,800,000	2,386,601

UNITED KINGDOM — 14.1%
ASOS PLC *	68,403	5,129,320
Auto Trader Group PLC	1,227,756	7,142,200
Burberry Group PLC	202,602	5,320,213
Hargreaves Lansdown PLC	483,766	14,082,797
HomeServe PLC	320,900	4,280,782
Intertek Group PLC	90,667	5,898,131
John Wood Group PLC	550,631	5,524,382
Johnson Matthey PLC	141,430	6,562,844
Jupiter Fund Management PLC	697,314	3,673,181
Rightmove PLC	1,465,190	8,991,863
Weir Group PLC (The)	108,863	2,497,530
		69,103,243
UNITED STATES — 3.0%
Mettler-Toledo International, Inc. *	12,153	7,400,934

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford International Choice Fund

	Shares	Value
UNITED STATES (continued)
Spotify Technology SA *	40,261	$7,280,397
		14,681,331
Total Common Stocks
(cost $361,709,568)		475,629,729
PREFERRED STOCKS — 1.4%
GERMANY — 1.4%
Sartorius AG (cost $5,106,173)	41,686	6,756,934
TOTAL INVESTMENTS — 98.7%
(cost $366,815,741)		$482,386,663
Other assets less liabilities — 1.3%		6,428,589
NET ASSETS — 100.0%		$488,815,252

*	Non-income producing security.
‡

During the period the country classifications were updated to be sourced from Bloomberg and based upon Country of Risk. This has resulted in a change to some country classifications and thus this table may not be comparable to previous financial statements.

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At September 30, 2018, the net value of these securities was $3,968,968 representing 0.8% of net assets.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford International Choice Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2018 in valuing the Funds’ investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$–	$23,128,198	$–	$23,128,198
Brazil	5,758,614	–	–	5,758,614
Canada	12,055,811	–	–	12,055,811
China	29,593,623	6,229,839	–	35,823,462
Denmark	–	13,984,054	–	13,984,054
Finland	–	5,945,215	–	5,945,215
France	–	7,031,962	–	7,031,962
Germany	–	23,719,010	–	23,719,010
Hong Kong	–	16,574,377	–	16,574,377
India	1,933,358	17,789,893	–	19,723,251
Ireland	5,007,632	–	–	5,007,632
Japan	–	83,631,991	–	83,631,991
Malaysia	–	5,199,623	–	5,199,623
Mexico	3,334,790	–	–	3,334,790
Netherlands	–	7,425,313	–	7,425,313
Philippines	–	1,916,858	–	1,916,858
Portugal	–	5,836,988	–	5,836,988
Singapore	–	9,356,386	–	9,356,386
South Africa	–	17,931,517	–	17,931,517
South Korea	6,724,597	6,685,189	–	13,409,786
Spain	–	9,654,994	–	9,654,994

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Portfolio of Investments‡

September 30, 2018 (unaudited)

Baillie Gifford International Choice Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Sweden	$5,288,068	$21,642,248	$–	$26,930,316
Switzerland	–	17,452,381	–	17,452,381
Taiwan	14,657,057	3,968,968	–	18,626,025
Thailand	–	2,386,601	–	2,386,601
United Kingdom	–	69,103,243	–	69,103,243
United States	14,681,331	–	–	14,681,331
Total Common Stocks	99,034,881	376,594,848	–	475,629,729
Preferred Stocks
Germany	–	6,756,934	–	6,756,934
Total	$99,034,881	$383,351,782	$–	$482,386,663

For the International Choice Fund, fair value of Level 2 and Level 1 investments at December 31, 2017 was $390,479,313 and $112,180,765, respectively. $12,543,806 was transferred out of Level 2 into Level 1 and $48,118,727 was transferred out of Level 1 into Level 2 during the period ended September 30, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2018.

Fair Value Measurement (unaudited)

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1	-	unadjusted quoted prices in active markets for identical investments
Level 2	-	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	-	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund’s use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

It is each Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The portfolio may hold securities which are periodically fair valued in accordance with the Funds’ Pricing and Valuation Procedures. This may result in movements between Levels 1, 2, and 3 throughout the period.

These transfers may result from using third-party vendor modeling tools to reflect any significant market movements between the time at which the Funds valued their securities and the earlier closing of foreign markets.  With regard to the transfers from Level 1 into Level 2, quotations were still obtained from the Funds’ third party pricing vendor. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities) are generally categorized as Level 1 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at September 30, 2018 is disclosed at the end of each Fund’s Portfolio of Investments.

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By (Signature and Title)*	/s/ David Salter
David Salter, President
(principal executive officer)

Date	11/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Salter
David Salter, President
(principal executive officer)

Date	11/27/2018

By (Signature and Title)*	/s/ Lindsay Cockburn
Lindsay Cockburn, Treasurer
(principal financial officer)

Date	11/27/2018

* Print the name and title of each signing officer under his or her signature.